INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

The following table presented the Company’s intangible assets as of the respective balance sheet dates:

		Radio					Internal
	Purchased	spectrum	Operating		Trade	Customer	use
	software	license	Permits	Licenses	names	contract	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, cost December 31, 2024	343,836	138,867	1,199,210	5,772	116,266	190,141	102,338	2,096,430
Accumulated amortization	(175,815)	(90,920)	(127,121)	(4,197)	(60,555)	(109,087)	(81,561)	(649,256)
Impairment	(802)	(42,585)	—	—	—	—	—	(43,387)
Intangible assets, net December 31, 2024	167,219	5,362	1,072,089	1,575	55,711	81,054	20,777	1,403,787
Intangible assets, cost December 31, 2025	564,236	135,784	1,711,736	5,772	116,266	190,141	114,814	2,838,749
Accumulated amortization	(235,223)	(91,321)	(174,504)	(4,582)	(66,369)	(123,484)	(96,115)	(791,598)
Impairment	(802)	(41,639)	—	—	—	—	—	(42,441)
Intangible assets, net December 31, 2025	328,211	2,824	1,537,232	1,190	49,897	66,657	18,699	2,004,710

9.    INTANGIBLE ASSETS, NET (CONTINUED)

Radio spectrum license represented the spectrum license awarded by the Hong Kong Telecommunication Authority. Operating permits relate to the government authorized high-capacity utilities from the assets acquisitions. Licenses mainly represented the telecommunication service license in relation to virtual private network services. Trade names mainly relate to the trade names of Dermot Holdings Limited and its subsidiaries (collectively referred to as “Dermot Entities”). Customer contract related to existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived over the contractual period of the existing customer agreements after subtracting the estimated net cash flows from other contributory assets.

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 2-49 years.

See note 2 (p) for details of impairment of intangible assets.

Amortization expenses were approximately RMB128,042, RMB109,907 and RMB146,283 for the years ended December 31, 2023, 2024 and 2025, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

RMB
2026	178,864
2027	166,329
2028	156,551
2029	137,358
2030	92,230
731,332